Loans At Amortized Cost_Details Of Loans(Details) $ in Thousands, ₩ in Millions	Dec. 31, 2018 KRW (₩)		Dec. 31, 2018 USD ($)	[1]	Dec. 31, 2017 KRW (₩)
Details Of Loans Line Items [Line Items]
Loans at amortised cost	₩ 319,201,603	[1]	$ 286,832,550		₩ 290,122,838
Loans at amortized cost
Details Of Loans Line Items [Line Items]
Loans at amortised cost	321,058,158
Loans
Details Of Loans Line Items [Line Items]
Loans at amortised cost					291,513,253
Deferred loan origination fees and costs
Details Of Loans Line Items [Line Items]
Loans at amortised cost	753,126				719,816
Less: Allowances
Details Of Loans Line Items [Line Items]
Loans at amortised cost	₩ (2,609,681)				₩ (2,110,231)

[1]	The consolidated statement of financial position as of December 31, 2018 is prepared in accordance with IFRS 9 and IFRS 15, and the comparatives as of December 31, 2017 has not been restated.